Segment Information (Details) - Schedule of information about primary segments - Segments [Member] - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Segment Information (Details) - Schedule of information about primary segments [Line Items]
External revenue		$ 50,630	$ 1,900,987
Other income		14,552,533	14,648,473
Total		14,603,163	16,549,460
Segment result		2,140,136	2,315,007
Unallocated corporate expenses		(3,122,484)	(286,023)
Less: Interest and finance charges		(593,740)	(270,000)
Add : Interest income			8,524
Add: Unallocated exceptional items gain/ (loss)
Add: Unallocated other income		1,753,589
Profit/(loss) before tax for the year		176,911	1,767,508
Segment assets		86,527,295	85,212,241
Unallocated corporate assets		301,622	1,000
Total assets		86,828,917	85,213,241
Segment liabilities		72,523,353	72,968,865
Unallocated corporate liabilities		2,096,790	491,781
Total liabilities		74,620,143	73,460,646
Tangible assets			1,205,396
Intangible assets		59,456,249	59,607,958
Depreciation expense			240,164
Amortisation expense		11,894,518	11,931,668
Cable business [Member]
Segment Information (Details) - Schedule of information about primary segments [Line Items]
External revenue			1,559,554
Other income		14,392,091	14,648,473
Total		14,392,091	16,208,027
Segment result		2,192,004	2,257,530
Unallocated corporate expenses
Less: Interest and finance charges		(593,740)	(270,000)
Add : Interest income			8,524
Add: Unallocated exceptional items gain/ (loss)
Add: Unallocated other income
Profit/(loss) before tax for the year		1,598,264	1,996,054
Segment assets		86,291,186	84,958,807
Unallocated corporate assets
Total assets		86,291,186	84,958,807
Segment liabilities		72,523,353	72,843,407
Unallocated corporate liabilities
Total liabilities		72,523,353	72,843,407
Tangible assets			1,205,396
Intangible assets		59,227,749	59,539,458
Depreciation expense	[1]		240,164
Amortisation expense	[1]	11,894,518	11,931,668
Telemedicine Services [Member]
Segment Information (Details) - Schedule of information about primary segments [Line Items]
External revenue		50,630	341,433
Other income		159,712
Total		211,072	341,433
Segment result		(51,868)	57,477
Unallocated corporate expenses
Less: Interest and finance charges
Add : Interest income
Add: Unallocated exceptional items gain/ (loss)
Add: Unallocated other income
Profit/(loss) before tax for the year		(51,868)	57,477
Segment assets		236,109	253,434
Unallocated corporate assets
Total assets		236,109	253,434
Segment liabilities			125,458
Unallocated corporate liabilities
Total liabilities			125,458
Tangible assets
Intangible assets		228,500	68,500
Depreciation expense	[1]
Amortisation expense	[1]

[1]	Note: Excluding unallocated depreciation and amortisation.